Exchange rates	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Exchange rates
5. Exchange rates
The Group uses the average of exchange rates prevailing during the period to translate the results and cash flows of overseas subsidiaries, joint ventures and associates into Sterling and period end rates to translate the net assets of those entities. The currencies which most influence these translations and the relevant exchange rates were:

	2021	2020	2019
Average rates:

US$/£	1.38	1.29	1.28

Euro/£	1.16	1.13	1.14

Yen/£	151	137	139

	2021	2020	2019
Period end rates:

US$/£	1.35	1.36	1.32

Euro/£	1.19	1.11	1.18

Yen/£	155	141	143